Supplemental Financial Statement Information - Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Additional Financial Information Disclosure [Abstract]
Accrued salaries, wages and payroll liabilities	$ 94.5	$ 95.8
Accrued interest	$ 25.0	$ 36.6